Annual Fund Operating Expenses - AST Jennison Large Cap Growth Portfolio - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.71%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.03%
= Total Annual Portfolio Operating Expenses	0.99%